Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
GMHP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Caterpillar Global Mining Legacy Hourly Employees' Savings Plan
EIN:	37-0602744
Plan:	037
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
*	Plan's interest in the Caterpillar Investment Trust	Master Trust – at fair value	**	$54,024,140
*	Caterpillar Global Mining Legacy Hourly Emp Savings Plan Self Directed Brokerage CGH - Alight Financial Solutions	Participant directed brokerage accounts	**	778,952
*	Notes receivable from participants	Participant loans net of deemed distributions (various maturity dates through December 13, 2030, various interest rates ranging from 4.25% to 9.50%)	—	821,029
		Total Investments		$55,624,121
* Denotes party in interest.
** Cost information is not applicable for participant directed investments.